Offerings	Sep. 05, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 86,243,413.61
Fee Rate	0.01531%
Amount of Registration Fee	$ 13,203.87
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 163,756,586.39
Amount of Registration Fee	$ 25,071.13
Offering Note	On December 23, 2024, we filed a registration statement on Form S-3 (File No. 333-284016), with the Securities and Exchange Commission, which was effective immediately upon filing, which included a prospectus supplement relating to the offering of the registrant's common stock that may be issued and sold from time to time under the Open Market Sale AgreementSM, dated March 5, 2024 and as amended by certain Amendment No. 1 to Open Market Sale Agreement on December 23, 2024, with Jefferies LLC, (as amended, the "Prior Sales Agreement", and the offering, the "Prior ATM Offering"). On September 2, 2025, we terminated the Prior Sales Agreement and the Prior ATM Offering. We sold $86,243,413.61 of Common Stock under the Prior ATM Offering and $163,756,586.39 of the $250,000,000 of Common Stock (the "Unsold Common Stock") remained unsold at the termination. We previously paid a filing fee of $25,071.13 with respect to the Unsold Common Stock.